Short-term Debt and Related Parties Debt (Details Narrative) (10-K) - USD ($)	1 Months Ended																	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 28, 2019	Aug. 31, 2018	Apr. 30, 2018	Feb. 28, 2018	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Feb. 28, 2017	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	May 31, 2016	Apr. 30, 2016	May 31, 2015	Apr. 30, 2015	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Dec. 31, 2015
Convertible promissory notes																								$ 181,500
Warrant purchased from common stock																							161,538	87,500
Warrant strike price	$ 0.01								$ 0.01
Debt instrument maturity date																								May 31, 2019
Loss on extinguishment of debt																			$ (7,444)		$ (7,444)		$ (7,444)	$ (16,556)
Amortized debt																					$ 152		152	88,647
Short term convertible notes payable																							181,500
Long term promissory debt																							522,552
Mr. Prashant Patel [Member]
Due to related parties																							0	62,500
Warrant [Member]
Debt discount																											$ 53,546
Debt modification amount																											$ 0
Convertible Promissory Note [Member]
Convertible promissory notes	$ 181,500							$ 165,000						$ 200,000	$ 200,000	$ 200,000	$ 200,000
Debt notes term								2 years								1 year	1 year
Interest rate																10.00%	10.00%
Conversion price per share	$ 0.50							$ 0.85								$ 1.50	$ 1.50
Granted warrants														1	1	1	1
Shares issued price per shares														$ 4.00	$ 4.00	$ 4.00	$ 4.00
Warrant purchased from common stock								18,150						41,250	41,250	50,000	50,000
Warrant strike price								$ 0.65						$ 1.50	$ 1.50	$ 1.50	$ 1.50
Warrants term								5 years						5 years	5 years	5 years	5 years
Debt discount																$ 53,546	$ 53,546	0		0			0	0
Payment for promissory note														$ 50,000	$ 50,000
Interest expenses debt								$ 5,500						$ 5,000	$ 5,000
Debt instrument maturity, description								A two-year extension was executed on the remaining notes						A one-year extension was executed on the remaining notes	A one-year extension was executed on the remaining notes
Interest owed part of adjusted principal amount								$ 16,500						$ 15,000	$ 15,000
Debt instrument face amount								$ 181,500						$ 165,000	$ 165,000
Debt instrument maturity date								May 31, 2019						May 31, 2017	May 31, 2017
Loss on extinguishment of debt								$ 11,512						$ 37,579	$ 37,579
Amortized debt																								0
Short term convertible notes payable																		0		0			181,500	0
Debt instrument conversion amount	$ 211,983
Promissory Note [Member]
Debt notes term												494 days										1 year
Debt discount												$ 39,000		45,000											$ 15,000
Payment for promissory note																								250,000
Debt instrument face amount											$ 47,000	189,000		$ 250,000								$ 47,000			250,000
Amortized debt																								15,000	45,000
Principal payments																						$ 3,917
Proceeds from promissory note												$ 150,000
Promissory Note One [Member]
Payment for promissory note																								43,083
Debt instrument face amount																								0	43,083
Promissory Note Two [Member]
Short term convertible notes payable																									139,602
Principal payments																									537
Debt discount, current																									25,306
Long term promissory debt																									10,739
Debt discount non current																									152
Short Term Promissory Notes [Member]
Debt discount																							0	152
Payment for promissory note																								139,602
Amortized debt																								25,306
Short term convertible notes payable																							0	10,739
Promissory Notes [Member]
Payment for promissory note																							10,739
Amortized debt																							152
Related Party Convertible Promissory Note [Member]
Debt notes term				1 year	6 months			1 year
Interest rate				10.00%	10.00%			10.00%
Warrant purchased from common stock		10,000				10,000
Warrant strike price		$ 0.50				$ 0.80
Warrants term		5 years				5 years
Debt discount																							65,390	0
Payment for promissory note				$ 50,000
Debt instrument maturity, description		A one-year extension was executed to August 2019.				A one-year extension was executed to August 2018.
Debt instrument face amount		$ 40,000				$ 40,000
Debt instrument maturity date				Jul. 31, 2019	Feb. 28, 2018			Apr. 30, 2018
Loss on extinguishment of debt		$ 7,444				$ 5,044
Amortized debt																								48,341
Short term convertible notes payable																								$ 251,725
Debt instrument beneficial conversion features																							0
Due to related parties				$ 100,000	$ 150,000			$ 61,725
Related Party Convertible Promissory Note [Member] | Mr. Shilpa Patel [Member]
Convertible promissory notes																		40,000		40,000
Debt notes term													1 year
Interest rate													10.00%
Conversion price per share													$ 1.50
Debt instrument face amount													$ 40,000
Related Party Convertible Promissory Note [Member] | Mr. Nitil Patel [Member]
Convertible promissory notes																		$ 100,000		$ 100,000
Debt notes term											1 year	1 year
Interest rate											10.00%	10.00%						10.00%		10.00%		10.00%
Conversion price per share											$ 0.62	$ 0.62										$ 0.62
Warrant purchased from common stock											52,861	52,861										52,861
Warrant strike price											$ 0.62	$ 0.62										$ 0.62
Warrants term											5 years	5 years										5 years
Debt instrument face amount											$ 211,725	$ 211,725										$ 211,725
Related Party Convertible Promissory Note [Member] | Mr. Prashant Patel [Member]
Convertible promissory notes																		$ 122,552		$ 122,552
Debt notes term									90 months	90 months
Interest rate									0.00%	0.00%								6.00%		6.00%
Debt instrument maturity date									Jul. 31, 2020											Jul. 01, 2020
Loan payable										$ 10,000															$ 10,000
Accounts payable									$ 7,280																	$ 25,272
Debt instrument conversion amount							$ 42,552
Related Party Convertible Promissory Note [Member]
Payment for promissory note			$ 61,725
Short-term Related Party Convertible Notes [Member]
Debt discount																							0
Short term convertible notes payable																							$ 140,000